Stockholders' Equity/ (Deficit) - Summary of Outstanding Warrants Activity (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Number of Warrants Outstanding, Beginning Balance	200,007	200,007
Number of Warrants Outstanding, Issued		9,538,526
Number of Warrants Outstanding, Expired		(200,000)
Number of Warrants Outstanding, Ending Balance		9,538,533
Number of Warrants Exercisable, Ending Balance		9,538,533
Weighted Average Exercise Price, Beginning Balance	$ 13.31	$ 13.31
Weighted Average Exercise Price, Issued		6.62
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Ending Balance		5.80
Weighted Average Exercise Price, Ending Balance		$ 5.80
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Issued		23,119,000
Total Intrinsic Value, Expired
Total Intrinsic Value, Ending Balance		32,670,000
Total Intrinsic Value, Warrants exercisable Ending Balance		$ 32,670,000
FaceBank Group, Inc Pre-Merger [Member]
Number of Warrants Outstanding, Beginning Balance	200,007	200,007
Number of Warrants Outstanding, Issued	3,411,349
Number of Warrants Outstanding, Expired	(200,000)
Number of Warrants Outstanding, Ending Balance	3,411,356
Number of Warrants Exercisable, Ending Balance	3,411,356
Weighted Average Exercise Price, Beginning Balance	$ 12.15	$ 12.15
Weighted Average Exercise Price, Issued	5.11
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Ending Balance	5.16
Weighted Average Exercise Price, Ending Balance	$ 5.16
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Issued	11,038,616
Total Intrinsic Value, Expired
Total Intrinsic Value, Ending Balance	11,038,616
Total Intrinsic Value, Warrants exercisable Ending Balance	$ 11,038,616